Tax Expense	12 Months Ended
Jun. 30, 2024
Tax Expense [Abstract]
Tax Expense

18. TAX EXPENSE

	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

Income tax
- Current year provision	257,571	131,368	6,079,034
- (Over)/Underprovision in prior year	33,408	(6,010,761)	633
	290,979	(5,879,393)	6,079,667
Deferred tax (Note 13)
- Relating to origination and reversal of temporary differences	(7,569,432)	258,230	8,667,781
- (Over)/Underprovision in prior year	(3,542,190)	(23,058)	161,926
	(11,111,622)	235,172	8,829,707
	(10,820,643)	(5,644,221)	14,909,374

Malaysian income tax is calculated at the statutory tax rate of 24% (2023 and 2022: 24%) of the estimated taxable profit for the fiscal year.

Numerical reconciliation between the average effective tax rate and the applicable tax rate of the Group is as follows:

	For the year ended
	June 30, 2024	June 30, 2023	June 30, 2022
	RM	RM	RM

(Loss)/Profit before tax	(65,509,477)	21,893,004	88,292,396

Tax at Malaysian statutory rate of 24% (2023 and 2022: 24%)	(15,722,274)	5,254,321	21,190,175

Tax effects in respect of:
Non-allowable expenses	591,130	1,024,330	1,199,536
Non-taxable income	(1)	(2,524)	(22,721)
Deferred tax assets not recognized	11,256,099	2,205,090	-
Changes in unrecognized temporary differences	(611,451)	13,288,607	(7,620,175)
Tax exempt income	8,595	(21,334,568)	-
Utilisation of unrecognized deferred tax assets	(2,833,959)	(45,658)	-
	(7,311,861)	389,598	14,746,815

Under/(Over) provision in prior years:
Income tax	33,408	(6,010,761)	633
Deferred tax (Note 13)	(3,542,190)	(23,058)	161,926
Tax expense	(10,820,643)	(5,644,221)	14,909,374